Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ASTON FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2015
ASTON/HERNDON LARGE CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ASTON/Herndon Large Cap Value Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 75.46%.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	75.46%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and operating expenses remained the same as shown above, including the recoupment for the first year in each period.

		Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the subadviser believes are undervalued compared to their perceived worth. The Fund invests primarily in common stocks and other equity securities. Value stocks tend to have prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines a large-cap company as one having a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. The composition, and thus market capitalization range, of the Russell 1000 Index changes periodically. As of December 31, 2014, the market capitalization range of the Russell 1000 Index was approximately $275 million to $665.6 billion.

The subadviser combines a value-oriented approach with fundamental analysis to identify companies primarily from the Russell 1000 Index that it believes have strong fundamentals and whose stocks are undervalued relative to other companies in the Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The subadviser seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:
  Higher quality
  Higher dividend growth rates
  Lower valuation
  Stronger earnings growth
  Lower volatility
		To manage risk, the subadviser seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and a security cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities, at the Fund’s desired price or at all, can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to wider bid-ask spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the subadviser’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

		Value Style Risk. Value investing involves buying stocks that the subadviser believes are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, the valuation levels of value stocks are less than those of growth stocks. Because different types of stocks go in and out of favor with prevailing market and economic conditions, the Fund’s performance may be adversely affected when value stocks underperform.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown. Class N shares and Class I shares are invested in the same portfolio of securities, so the annual returns would differ only to the extent that the classes have different expenses. The annual returns of the Class I shares would be higher than the returns of the Class N shares due to 12b-1 fees paid by Class N shares. This information may help illustrate the risks of investing in the Fund. The Fund makes updated performance information available on the Fund’s website, www.astonfunds.com, or by calling toll-free 800-992-8151. As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Class N shares of the Fund has varied from year to year for the periods shown.

		The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-992-8151
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astonfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future performance.
Bar Chart [Heading]	rr_BarChartHeading	Class N Shares Calendar Year Total Return
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	03/12	16.26%
Worst quarter:	09/11	(15.38)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table indicates how the Fund’s average annual returns for different calendar periods compared to the returns of a broad-based securities market index.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sales of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable gains. After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for Class N shares. After-tax returns for Class I shares will vary.
ASTON/HERNDON LARGE CAP VALUE FUND | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	400
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,506
2011	rr_AnnualReturn2011	(0.54%)
2012	rr_AnnualReturn2012	15.83%
2013	rr_AnnualReturn2013	29.79%
2014	rr_AnnualReturn2014	1.05%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.38%)
1 Year	rr_AverageAnnualReturnYear01	1.05%
Since Inception	rr_AverageAnnualReturnSinceInception	11.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
ASTON/HERNDON LARGE CAP VALUE FUND | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.80%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	554
10 Years	rr_ExpenseExampleYear10	1,219
1 Year	rr_AverageAnnualReturnYear01	1.26%
Since Inception	rr_AverageAnnualReturnSinceInception	10.38%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 02, 2011
ASTON/HERNDON LARGE CAP VALUE FUND | Return After Taxes on Distributions | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	10.15%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
ASTON/HERNDON LARGE CAP VALUE FUND | Return After Taxes on Distributions and Sale of Fund Shares | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.86%
Since Inception	rr_AverageAnnualReturnSinceInception	8.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
ASTON/HERNDON LARGE CAP VALUE FUND | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2010. Index return for Class I shares, since inception, computed from February 28, 2011, is 14.36%.) | Class N Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	14.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2010
ASTON/HERNDON LARGE CAP VALUE FUND | Russell 1000 Value Index (Reflects no deduction for taxes, expenses or fees. Index return since inception for Class N shares is computed from March 31, 2010. Index return for Class I shares, since inception, computed from February 28, 2011, is 14.36%.) | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.45%
Since Inception	rr_AverageAnnualReturnSinceInception	14.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 28, 2011

[1]	Other expenses include fees equal to 0.07% recouped by the investment adviser pursuant to an expense reimbursement agreement. The expense reimbursement agreement provides that for a period of up to three years from the end of the fiscal year during which management fees are waived or operating expenses are reimbursed, the investment adviser is entitled to be reimbursed by the Fund for such fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund's Total Annual Operating Expenses for a class, not including investment-related costs (such as brokerage commissions), interest, taxes, extraordinary expenses and acquired fund fees and expenses, remain at or below the operating expense limit applicable to each class after such reimbursement.